Investments in Associates - Acquisition of subsidiaries - Schedule of acquired entities as group acquisition (Details 1)	Nov. 03, 2021	Nov. 02, 2021
Radar group acquisition
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	47.00%
Final interest	50.00%	3.00%
Radar Propriedades Agricolas S.A. [member]
Disclosure of detailed information about business combination [line items]
Acquired name	Radar Propriedades Agrícolas S.A.
Final interest	50.00%
Radar Propriedades Agricolas S.A. [member] | Direct
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	38.94%
Radar Propriedades Agricolas S.A. [member] | Indirect
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	8.06%
Radar II Propriedades Agricolas S.A. [member]
Disclosure of detailed information about business combination [line items]
Acquired name	Radar II Propriedades Agrícolas S.A.
Final interest	50.00%
Radar II Propriedades Agricolas S.A. [member] | Direct
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	47.00%
Radar II Propriedades Agricolas S.A. [member] | Indirect
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired
Nova Agrícola Ponte Alta S.A. [member]
Disclosure of detailed information about business combination [line items]
Acquired name	Nova Agrícola Ponte Alta S.A.
Final interest	50.00%
Nova Agrícola Ponte Alta S.A. [member] | Direct
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	38.94%
Nova Agrícola Ponte Alta S.A. [member] | Indirect
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	8.06%
Nova Amaralina S.A Propriedades Agrícolas [member]
Disclosure of detailed information about business combination [line items]
Acquired name	Nova Amaralina S.A Propriedades Agrícolas
Final interest	50.00%
Nova Amaralina S.A Propriedades Agrícolas [member] | Direct
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	38.94%
Nova Amaralina S.A Propriedades Agrícolas [member] | Indirect
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	8.06%
Nova Santa Bárbara Agrícola S.A. [member]
Disclosure of detailed information about business combination [line items]
Acquired name	Nova Santa Bárbara Agrícola S.A.
Final interest	50.00%
Nova Santa Bárbara Agrícola S.A. [member] | Direct
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	38.94%
Nova Santa Bárbara Agrícola S.A. [member] | Indirect
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	8.06%
Terras da Ponta Alta S.A. [member]
Disclosure of detailed information about business combination [line items]
Acquired name	Terras da Ponta Alta S.A.
Final interest	50.00%
Terras da Ponta Alta S.A. [member] | Direct
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	38.94%
Terras da Ponta Alta S.A. [member] | Indirect
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	8.06%
Castanheira Propriedades Agrícolas S.A. [member]
Disclosure of detailed information about business combination [line items]
Acquired name	Castanheira Propriedades Agrícolas S.A.
Final interest	50.00%
Castanheira Propriedades Agrícolas S.A. [member] | Direct
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	38.94%
Castanheira Propriedades Agrícolas S.A. [member] | Indirect
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	8.06%
Manacá Propriedades Agrícolas S.A. [member]
Disclosure of detailed information about business combination [line items]
Acquired name	Manacá Propriedades Agrícolas S.A.
Final interest	50.00%
Manacá Propriedades Agrícolas S.A. [member] | Direct
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	38.94%
Manacá Propriedades Agrícolas S.A. [member] | Indirect
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	8.06%
Paineira Propriedades Agrícolas S.A. [member]
Disclosure of detailed information about business combination [line items]
Acquired name	Paineira Propriedades Agrícolas S.A.
Final interest	50.00%
Paineira Propriedades Agrícolas S.A. [member] | Direct
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	38.94%
Paineira Propriedades Agrícolas S.A. [member] | Indirect
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	8.06%